Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of Short Term Borrowings	Short-term borrowings consist of the following:
	As of March 31,
	2024		2023
Pre-shipment credit	Rs.	2,500	Rs.	-
Other working capital borrowings		10,223		7,390
	Rs.	12,723	Rs.	7,390

Disclosure of Interest Rate Profile of Short-term Borrowings
The interest rate profile of short-term borrowings from banks is given below:

	As of March 31,
	2024		2023
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Other working capital borrowings	RUB	Key rate + 253 bps to 276 bps	RUB	9.87% to 10.40%
	MXN	TIIE + 1.35%	MXN	TIIE + 1.15%
	INR	3 Month T-bill + 10 bps	INR	9.15%
	-	-	BRL	CDI + 1.2%
	-	-	UAH	21.00%
	EUR	4.44%	-	-
Pre-shipment credit	INR	3 Month T-bill + 0.05%	-	-

(1)

“BRL” means Brazilian reals, “EUR” means Euro, “INR” means Indian rupees, “MXN” means Mexican pesos
, “RUB” means Russian roubles
and “UAH” means Ukrainian hryvnia.
(2)

“CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário), “Key rate” means the key interest rate published by the Central Bank of Russia, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio) and “T-bill” means India Treasury bill.

Disclosure of Long-term Borrowings
Long-term borrowings consist of the following:

As of March 31, 2024					As of March 31, 2023
	Non-current		Current		Non-current		Current
Rupee term loan from bank to the APSL subsidiary (1)	Rs.	3,800	Rs.	-	Rs.	-	Rs.	-
Non-convertible debentures issued by the APSL subsidiary (1)		-		-		-		3,800
Obligations under leases		2,190		1,307		1,278		1,004
	Rs.	5,990	Rs.	1,307	Rs.	1,278	Rs.	4,804
(1)

“APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.

Disclosure of interest rate profile of long-term borrowings
The interest rate profiles of long-term borrowings (other than obligations under leases) as of March 31, 2024 and 2023 were as follows:

As of March 31,
	2024		2023
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate
Rupee term loan from bank	INR	3 Months T-bill + 84 bps	-	-
Non-convertible debentures	-	-	INR	6.77%

(1)

“INR” means Indian rupees.
(2)

“T-bill” means India Treasury bill interest rate
.

Disclosure of Contractual maturities of Long-term Borrowings
The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2024 were as follows:

Maturing in	Long term borrowings		Obligations under leases		Total
Less than 1 year	Rs.	-	Rs.	1,307	Rs.	1,307
1-2 years		-		750		750
2-3 years		3,800		383		4,183
3-4 years		-		316		316
4-5 years		-		145		145
Thereafter		-		596		596
	Rs.	3,800	Rs.	3,497	Rs.	7,297

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2023 were as follows:

Maturing in	Non- convertible debentures		Obligations under leases		Total
Less than 1 year	Rs.	3,800	Rs.	1,004	Rs.	4,804
1-2 years		-		992		992
2-3 years		-		242		242
3-4 years		-		38		38
4-5 years		-		6		6
Thereafter		-		-		-
	Rs.	3,800	Rs.	2,282	Rs.	6,082

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities during the year ended March 31, 2024:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	6,082	Rs.	7,390	Rs.	13,472
Recognition of right-of-use liability during the year		2,348		-		2,344
Payment of principal portion of lease liabilities		(1,147)		-		(1,147)
Borrowings made during the year		3,800		15,566		19,366
Borrowings repaid during the year		(3,800)		(10,073)		(13,873)
Effect of changes in foreign exchange rates		14		(160)		142
Closing balance	Rs.	7,297	Rs.	12,723	Rs.	20,020

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2023:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	6,763	Rs.	27,082	Rs.	33,845
Recognition of right-of-use liability during the year		177		-		177
Payment of principal portion of lease liabilities		(1,015)		-		(1,015)
Borrowings made during the year		-		49,234		49,234
Borrowings repaid during the year		-		(68,616)		(68,616)
Effect of changes in foreign exchange rates		157		(310)		(153)
Closing balance	Rs.	6,082	Rs.	7,390	Rs.	13,472

(1)

Includes current
portion
.